Victory Funds

Victory CEMP Ultra Short Term Fixed Income Fund

(formerly, Compass EMP Ultra Short-Term Fixed Income Fund)

Supplement dated October 28, 2015

to the Summary Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes or supplements information contained in the Prospectus until November 9, 2015 or such later date:

1.              Contact Information: Until November 9, 2015, the phone number to contact the Fund is: 888-944-4367.

2.              Name Change. Effective November 9, 2015, the Fund will change its name to the Victory CEMP Ultra Short Term Income Fund from the Compass EMP Ultra Short-Term Fixed Income Fund.

If you wish to obtain more information prior to November 9, 2015,

please call the Victory Funds at 888-944-4367.

If you wish to obtain more information on or after November 9, 2015,

please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.